TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses

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Transamerica AEGON High Yield Bond

The following replaces the information in the Prospectuses under the section entitled “Management – Portfolio Managers” relating to Transamerica AEGON High Yield Bond:

Portfolio Managers:

Bradley J. Beman, CFA, Lead Portfolio Manager since 1997

Kevin Bakker, CFA, Portfolio Manager since 2007

Benjamin D. Miller, CFA, Portfolio Manager since 2006

Jim Schaeffer, Portfolio Manager since 2011

The following replaces the information in the Prospectuses under the section entitled “Shareholder Information – Portfolio
Manager(s)” relating to Transamerica AEGON High Yield Bond:

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years
Bradley J. Beman, CFA/1997	Portfolio Manager (Lead)	AUIM	Chief Investment Officer, Senior Vice President, Director of High Yield
Kevin Bakker, CFA/2007	Portfolio Manager	AUIM	High Yield Portfolio Manager
Benjamin D. Miller, CFA/2006	Portfolio Manager	AUIM	High Yield Portfolio Manager
Jim Schaeffer/2011	Portfolio Manager	AUIM	Senior Vice President, Director of Distressed Debt

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Investors Should Retain this Supplement for Future Reference

October 14, 2011